Investments in associates (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Investments in associates [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ 13,207	$ (365,321)	$ (173,375)
Compania Minera Coimolache S.A. [Member]
Disclosure of Investments in associates [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	21,271	23,514	16,617
Minera Yanacocha S.R.L. [Member]
Disclosure of Investments in associates [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(76,585)	(455,598)	(196,510)
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Investments in associates [Line Items]
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ 68,521	$ 66,763	$ 6,518